Right-of-use assets - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in right-of-use assets [abstract]
Balance at the beginning	$ 5,805	$ 5,010
Additions	8,788	1,482
Acquisition of businesses	49,699
Reclassifications		1,129
Depreciation charge	(7,776)	(1,532)	$ (969)
Exchange differences	434	(284)
Balance at the end	56,950	5,805	5,010
Cost
Reconciliation of changes in right-of-use assets [abstract]
Balance at the beginning	10,628
Balance at the end	69,115	10,628
Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Balance at the beginning	(4,823)
Balance at the end	(12,165)	(4,823)
Properties
Reconciliation of changes in right-of-use assets [abstract]
Balance at the beginning	4,072	4,197
Additions	8,373	0
Acquisition of businesses	46,930
Reclassifications		1,129
Depreciation charge	(6,696)	(1,118)	(669)
Exchange differences	391	(136)
Balance at the end	53,070	4,072	4,197
Properties | Cost
Reconciliation of changes in right-of-use assets [abstract]
Balance at the beginning	7,573
Balance at the end	62,876	7,573
Properties | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Balance at the beginning	(3,501)
Balance at the end	(9,806)	(3,501)
Motor vehicles
Reconciliation of changes in right-of-use assets [abstract]
Balance at the beginning	1,733	813
Additions	415	1,482
Acquisition of businesses	2,769
Reclassifications		0
Depreciation charge	(1,080)	(414)	(300)
Exchange differences	43	(148)
Balance at the end	3,880	1,733	$ 813
Motor vehicles | Cost
Reconciliation of changes in right-of-use assets [abstract]
Balance at the beginning	3,055
Balance at the end	6,239	3,055
Motor vehicles | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Balance at the beginning	(1,322)
Balance at the end	$ (2,359)	$ (1,322)